Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment
Schedule of movements in property and equipment

	Building	Laboratory	Office	ICT
(in thousands)	improvements	equipment	equipment	equipment	Total
Cost
Balance at January 1, 2022	$123	$1,724	$36	$192	$2,075
Additions	—	525	6	56	587
Foreign currency translation adjustment	(6)	(108)	(2)	(10)	(126)
Balance at December 31, 2022	117	2,141	40	238	2,536
Additions	275	388	25	42	730
Disposals	(23)	(12)	—	—	(35)
Foreign currency translation adjustment	9	81	2	14	106
Balance at December 31, 2023	$378	$2,598	$67	$294	$3,337
Accumulated depreciation
Balance at January 1, 2022	$19	$538	$16	$57	$630
Charge for the year	87	366	8	43	504
Foreign currency translation adjustment	(1)	(26)	—	(3)	(30)
Balance at December 31, 2022	105	878	24	97	1,104
Charge for the year	44	505	12	55	616
Disposals	(23)	(12)	—	—	(35)
Foreign currency translation adjustment	4	40	1	5	50
Balance at December 31, 2023	$130	$1,411	$37	$157	$1,735
Carrying amounts
Property and equipment, net at December 31, 2022	$12	$1,263	$16	$141	$1,432
Property and equipment, net at December 31, 2023	$248	$1,187	$30	$137	$1,602